Faegre Drinker Biddle & Reath LLP

1177 Avenue of the Americas, 41st Floor

New York, New York 10036

Telephone: (212) 248-3140

Facsimile: (212) 248-3141

www.faegredrinker.com

May 1, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Constitution Capital Access Fund, LLC (File Nos. 333-XXXXXX; 811-23787)

Ladies and Gentlemen:

On behalf of Constitution Capital Access Fund, LLC (the “Fund”), transmitted herewith for filing is the Fund’s registration statement on Form N-2 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 4 to the Fund’s registration statement on Form N-2 under the Investment Company Act of 1940, as amended (the “Amendment”). The purpose of the Amendment is to reflect the new investment management agreement approved by the Fund’s shareholders, renew the Fund’s shelf registration under Rule 415 of the 1933 Act, and register additional shares of beneficial interests in the Fund for which a registration statement on Form N-2 is effective.

Pursuant to Rule 486(a) under the 1933 Act, it is proposed that the Amendment become effective 60 days after filing.

Questions and comments may be directed to the undersigned at (212) 248-3298 or joshua.lindauer@faegedrinker.com, or, in my absence, to Joshua Deringer at (215) 988-2959 or joshua.deringer@fagredrinker.com.

Very truly yours,

/s/ Joshua M. Lindauer
Joshua M. Lindauer